Expenses by nature (Tables)	3 Months Ended
Mar. 31, 2025
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended March 31,
	2025	2024
	$’000	$’000
External research and development expenses	5,422	7,047
Employee expenses[1]	2,385	1,548
Depreciation	6	6
Other expenses	39	57
Total research and development expenses	7,852	8,658

External costs	2,869	1,915
Employee expenses[2]	1,941	881
Depreciation	70	74
Total general and administrative expenses	4,880	2,870
Total operating expenses	12,732	11,528

[1]Included in employee expenses is share based compensation expense of $0.7 million and $0.2 million for the three months ended March 31, 2025 and 2024, respectively, relating to employees in the research and development department.

[2]Included in employee expenses is share based compensation expense of $0.9 million and $0.1 million for the three months ended March 31, 2025 and 2024, respectively, relating to employees in the general and administrative department.